Allowance For Loan Losses (Schedule of Non-Commercial Loans By Payment Performance) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	$ 2,652,066	$ 2,606,197
Residential Real Estate
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	1,294,576	1,204,450
Home equity - junior liens
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	145,604	146,090
Consumer Loan
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	39,705	46,402
DDA Overdrafts
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	2,802	3,905
Non-commercial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	1,482,687	1,400,847
Performing
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	1,480,012	1,397,696
Performing | Residential Real Estate
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	1,292,012	1,201,631
Performing | Home equity - junior liens
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	145,506	145,812
Performing | Consumer Loan
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	39,692	46,353
Performing | DDA Overdrafts
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	2,802	3,900
Non-Performing
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	2,675	3,151
Non-Performing | Residential Real Estate
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	2,564	2,819
Non-Performing | Home equity - junior liens
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	98	278
Non-Performing | Consumer Loan
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	13	49
Non-Performing | DDA Overdrafts
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	$ 0	$ 5